Interest and Inflation Indexation Revenue and Expenses - Schedule of Interest Expenses (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at amortized cost
Current accounts and other demand deposits	$ 17,331	$ 21,142	$ 18,020
Time deposits and saving accounts	682,710	892,746	1,405,021
Obligations by repurchase agreements	8,018	9,177	15,183
Borrowings from financial institutions	61,919	71,727	64,603
Debt financial instruments issued	548,036	583,141	579,275
Other financial obligations
Lease liabilities	2,112	2,381	1,980
Financial instruments of regulatory capital issued	71,158	79,702	81,108
Income of accounting hedges of interest rate risk	(51,782)	(51,712)	(41,317)
Total	1,339,502	1,608,304	2,123,873
Interest [Member]
Financial liabilities at amortized cost
Current accounts and other demand deposits	985	1,186	1,343
Time deposits and saving accounts	626,776	810,799	1,308,575
Obligations by repurchase agreements	8,018	9,177	15,183
Borrowings from financial institutions	61,919	71,727	64,603
Debt financial instruments issued	286,327	260,203	249,438
Other financial obligations
Lease liabilities	2,112	2,381	1,980
Financial instruments of regulatory capital issued	35,283	34,551	34,903
Income of accounting hedges of interest rate risk	(51,782)	(51,712)	(41,317)
Total	969,638	1,138,312	1,634,708
UF indexation [Member]
Financial liabilities at amortized cost
Current accounts and other demand deposits	16,346	19,956	16,677
Time deposits and saving accounts	55,934	81,947	96,446
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued	261,709	322,938	329,837
Other financial obligations
Lease liabilities
Financial instruments of regulatory capital issued	35,875	45,151	46,205
Income of accounting hedges of interest rate risk
Total	$ 369,864	$ 469,992	$ 489,165